Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Effective income tax rates	2.30%	2.40%	2.40%	2.20%